UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_____________________________

FORM N-CSR

_____________________________

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23990

_____________________________

Sound point alternative income fund

(Exact name of registrant as specified in charter)

_____________________________

One Glenlake Parkway Suite 1045

Atlanta, GA 30328

Registrant’s telephone number, including area code: (844) 626-4428

_____________________________

Brian Smith

One Glenlake Parkway Suite 1045

Atlanta, GA 30328

(Name and address of agent for service)

_____________________________

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders

(a)    The semi-annual report of the registrant for the period ended June 30, 2026 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SOUND POINT ALTERNATIVE Income Fund

Semi-Annual Report

For the Period April 17, 2026 (commencement of operations)

through June 30, 2026 (Unaudited)

Sound Point Alternative Income Fund For the Period April 17, 2026 through June 30, 2026 (Unaudited)

This report is submitted for the general information of the shareholders of the Sound Point Alternative Income Fund (the “Fund”). It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

i

Sound Point Alternative Income Fund Schedule of Investments As of June 30, 2026 (Unaudited)
Description	Initial Acquisition Date	Index and Spread	Interest Rate	Maturity Date	Principal	Value
Secured Loans – 90.54%
Aerospace & Defense – 7.22%
Machine Sciences Corp, Revolving Credit Facility[1,2]	06/05/2026		0.50%	03/31/2032	$178,572	$(2,143)
Machine Sciences Corp, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 4.75%	8.48%	03/31/2032	1,068,750	1,055,925
Machine Sciences Corp, Delay Draw Loan[1,3]	06/05/2026	SOFR (3 Months) + 4.75%	8.48%	03/31/2032	1,249,999	1,235,000
						2,288,782

Capital Equipment – 2.34%
Associated Spring US, LLC, Term Loan[1,3]	06/30/2026	SOFR (3 Months) + 5.50%	9.23%	06/30/2032	750,000	742,503

Chemicals, Plastics & Rubber – 0.79%
Nouryon Finance B.V. (Starfruit), Term Loan[1,3]	06/23/2026	SOFR (1 Month, 3 Months) + 3.50%	7.22%	07/31/2031	250,000	250,365

Construction & Building – 6.80%
Bowe and Gant Electrical Services, LLC, Term Loan[1,3]	06/17/2026	SOFR (3 Months) + 6.31%	9.98%	06/17/2032	813,158	801,827
Engineering Resource Group Buyer, Revolving Credit Facility[1,2]	06/05/2026		0.50%	10/27/2032	108,108	(1,405)
Engineering Resource Group Buyer, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 6.00%	9.67%	10/27/2032	322,703	318,508
Engineering Resource Group Buyer, Delay Draw Loan[1,3,4]	06/05/2026	SOFR (3 Months) + 6.00%	9.69%	10/27/2032	216,216	67,459
JS Global, LLC, Revolving Credit Facility[1,3,4]	06/05/2026	SOFR (3 Months) + 5.75%	9.40%	07/31/2030	166,667	30,866
JS Global, LLC, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.75%	9.48%	07/31/2030	409,598	403,536
SeaHawk Buyer (Peak Utility Services), Delay Draw Loan[1,2]	06/05/2026		1.00%	05/02/2033	373,914	(5,086)
SeaHawk Buyer (Peak Utility Services), Term Loan[1,3]	06/05/2026	SOFR (1 Month) + 5.25%	8.87%	05/02/2033	521,739	514,644
SeaHawk Buyer (Peak Utility Services), Revolving Credit Facility[1,3,4]	06/05/2026	SOFR (1 Month) + 5.25%	8.88%	05/02/2033	104,347	23,799
						2,154,148

Consumer Goods: Non-Durable – 6.82%
DRS Holdings III, Inc., Term Loan[1,3]	05/15/2026		8.89%	11/01/2028	989,893	989,893
Tender Products, Inc, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.25%	8.91%	07/31/2030	1,173,053	1,173,053
Tender Products, Inc, Revolving Credit Facility[1,2]	06/05/2026		0.50%	07/31/2032	221,053	—
						2,162,946

Fire: Finance – 21.08%
CRA Funding 1, LLC, Term Loan[1]	06/24/2026		13.00%	12/31/2027	1,500,000	1,500,000
NexGen Funding 3 SPE LLC, Revolving Credit Facility[1,3]	06/24/2026	SOFR (1 Month) + 9.25%	12.90%	01/25/2027	1,500,000	1,500,000
Portage Point Partners LLC, Revolving Credit Facility[1,2]	06/05/2026		0.50%	05/02/2033	294,118	(2,883)
Portage Point Partners LLC, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.00%	8.66%	05/02/2033	2,205,882	2,184,265
Sparrow 2022 MP SPE, LLC, Revolving Credit Facility[1]	06/24/2026		12.50%	07/08/2027	1,500,000	1,500,000
						6,681,382

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Schedule of Investments — (Continued) As of June 30, 2026 (Unaudited)
Description	Initial Acquisition Date	Index and Spread	Interest Rate	Maturity Date	Principal	Value
Secured Loans (Continued)
Healthcare & Pharmaceuticals – 4.94%
Beacon Behavioral Support Services, LLC, Delay Draw Loan[1,3,4]	06/11/2026	SOFR (1 Month) + 5.50%	9.14%	06/21/2029	$929,077	$905,563
Beacon Behavioral Support Services, LLC, Revolving Credit Facility[1,3,4]	06/11/2026	Prime + 4.50%	11.25%	06/21/2029	57,917	17,148
Beacon Behavioral Support Services, LLC, Term Loan[1]	06/11/2026		15.00%	06/21/2029	313,502	307,326
Medical Device Inc. (Arterex) (Project Neuron), Revolving Credit Facility[1,2]	06/05/2026		0.50%	07/11/2029	112,042	—
Medical Device Inc. (Arterex) (Project Neuron), Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.00%	8.67%	07/11/2029	335,286	335,286
						1,565,323

High Tech Industries – 10.61%
DecisionPoint Technologies, Inc. (Thames Technology) (Barcoding), Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.25%	8.91%	08/31/2029	312,161	312,161
DecisionPoint Technologies, Inc. (Thames Technology) (Barcoding), Delay Draw Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.25%	8.99%	08/31/2029	671,775	671,774
Talent Worldwide Inc., Term Loan[1,3]	06/05/2026	SOFR (1 Month) + 5.50%	9.23%	01/16/2031	2,327,485	2,298,618
Talent Worldwide Inc., Revolving Credit Facility[1,3,4]	06/05/2026	SOFR (3 Months) + 5.50%	9.23%	01/16/2031	166,666	81,269
						3,363,822

Media: Advertising, Printing & Publishing – 6.04%
Circle City, Term Loan[1,3]	06/09/2026	SOFR (1 Month) + 6.75%	10.39%	01/01/2030	1,962,500	1,915,891

Retail – 3.07%
Portfolio Brands Holdings LLC, Term Loan[1,3]	06/09/2026	SOFR (1 Month) + 7.00%	10.66%	01/28/2031	1,000,000	972,500

Services: Business – 15.88%
C3 AcquisitionCo, LLC (PowerX Edge Genelco), Delay Draw Loan[1,3,4]	06/04/2026	SOFR (1 Month) + 5.25%	8.89%	11/26/2030	1,500,000	1,058,071
I.D. Images Acquisition, LLC, Revolving Credit Facility[1,2]	05/15/2026		0.50%	12/29/2028	91,678	—
I.D. Images Acquisition, LLC, Delay Draw Loan[1,3]	05/15/2026	SOFR (1 Month) + 5.50%	9.14%	12/29/2028	187,737	187,737
I.D. Images Acquisition, LLC, Term Loan[1,3]	05/15/2026	SOFR (1 Month) + 5.50%	9.14%	12/29/2028	718,125	718,125
NWP Acquisition Holdings, LLC, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.25%	8.98%	11/21/2030	137,587	137,587
NWP Acquisition Holdings, LLC, Delay Draw Loan[1,3,4]	06/05/2026	SOFR (3 Months) + 5.25%	8.98%	11/21/2030	718,390	517,242
NWP Acquisition Holdings, LLC, Revolving Credit Facility[1,3,4]	06/05/2026	SOFR (3 Months) + 5.25%	8.98%	11/21/2030	143,678	28,735
OSR OPCO LLC (O’Hara’s Son Roofing), Term Loan[1,3]	06/05/2026	SOFR (1 Month) + 5.50%	9.14%	03/15/2029	1,173,039	1,173,039
OSR OPCO LLC (O’Hara’s Son Roofing), Revolving Credit Facility[1,3,4]	06/05/2026	SOFR (3 Months) + 5.50%	9.17%	03/15/2029	393,773	228,389

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Schedule of Investments — (Continued) As of June 30, 2026 (Unaudited)
Description	Initial Acquisition Date	Index and Spread	Interest Rate	Maturity Date	Principal	Value
Secured Loans (Continued)
Salute Mission Critical Holdings LLC, Delay Draw Loan[1,2]	06/05/2026		1.00%	11/30/2029	$416,295	$—
Salute Mission Critical Holdings LLC, Term Loan[1,3]	06/05/2026	SOFR (1 Month) + 5.14%	8.78%	11/30/2029	262,639	262,638
Security Buyer, LLC, Revolving Credit Facility[1,2]	06/05/2026		0.50%	03/31/2032	163,935	(2,361)
Security Buyer, LLC, Delay Draw Loan[1,2]	06/05/2026		1.00%	03/31/2032	98,361	(1,416)
Security Buyer, LLC, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.50%	9.23%	03/31/2032	735,861	725,265
						5,033,051

Services: Consumer – 4.95%
Osmosis Buyer Limited (AI Aqua Merger Sub, Inc.), Term Loan[1,3]	06/25/2026	SOFR (1 Month) + 2.50%	6.15%	07/01/2033	500,000	500,282
ResiXperts Holdco, LLC, Term Loan[1,3]	06/05/2026	SOFR (3 Months) + 5.50%	9.16%	11/04/2032	238,435	237,989
ResiXperts Holdco, LLC, Revolving Credit Facility[1,3,4]	06/05/2026	SOFR (3 Months) + 5.50%	9.14%	11/21/2032	112,329	29,744
ResiXperts Holdco, LLC, Delay Draw Loan[1,3,4]	06/05/2026	SOFR (3 Months) + 5.50%	9.16%	11/21/2032	898,119	802,760
						1,570,775
Total Secured Loans (Cost $28,632,544)						28,701,488
		Shares
Short-Term Investments – 6.90%
Money Market Funds – 6.90%
JPMorgan U.S. Government Money Market Fund – Premier Class[5]	3.35%	2,188,877	2,188,877
Total Short-Term Investments (Cost $2,188,877)			2,188,877
Total Investments (Cost $30,821,421) – 97.44%			$30,890,365
Other assets in excess of liabilities – 2.56%			810,515
Total Net Assets – 100.00%			$31,700,880

LLC — Limited Liability Company

PRIME — Prime Lending Rate

SOFR — Secured Overnight Financing Rate

US — United States

1          Restricted investment as to resale. See Note 2.

2     Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2.

3          Floating rate security.

4          A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2.

5          The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Schedule of Investments — (Continued) As of June 30, 2026 (Unaudited)
Summary by Industry	Value	% of Net Assets
Secured Loans
Aerospace & Defense	$2,288,782	7.22%
Capital Equipment	742,503	2.34%
Chemicals, Plastics & Rubber	250,365	0.79%
Construction & Building	2,154,148	6.80%
Consumer Goods: Non-Durable	2,162,946	6.82%
Fire: Finance	6,681,382	21.08%
Healthcare & Pharmaceuticals	1,565,323	4.94%
High Tech Industries	3,363,822	10.61%
Media: Advertising, Printing & Publishing	1,915,891	6.04%
Retail	972,500	3.07%
Services: Business	5,033,051	15.88%
Services: Consumer	1,570,775	4.95%
Total Secured Loans	28,701,488	90.54%
Short-Term Investments
Money Market Funds	2,188,877	6.90%
Total Investments	30,890,365	97.44%
Other assets in excess of liabilities	810,515	2.56%
Total Net Assets	$31,700,880	100.00%

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Statement of Assets and Liabilities As of June 30, 2026 (Unaudited)
Assets:
Investments, at value (cost $30,821,421)	$30,890,365
Cash	30,999
Receivables:
Investment securities sold	6,694,692
Dividends and interest	87,966
Due from adviser	16,279
Deferred offering costs (Note 2)	353,082
Prepaid expenses	3,060
Total assets	38,076,443

Liabilities:
Payables:
Investment securities purchased	5,919,585
Fund accounting and administration fees (Note 6)	13,899
Due to Investment Adviser (Note 2)	353,049
Audit fees	45,703
Legal fees	19,726
Transfer Agency fees and expenses	2,518
Trustees’ fees and expenses	1,429
Other accrued expenses	19,654
Total liabilities	6,375,563
Net Assets	$31,700,880

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$31,465,468
Total distributable earnings	235,412
Net Assets	$31,700,880

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$31,700,880
Shares of beneficial interest issued and outstanding	1,570,702
Net asset value, offering, and redemption price per share	$20.18

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Statement of Operations For the Period April 17, 2026* through June 30, 2026 (Unaudited)
Investment Income:
Interest	$151,317
Dividends	68,379
Total investment income	219,696

Expenses:
Investment adviser fees	49,930
Audit fees	45,703
Offering costs (Note 2)	38,557
Legal fees	19,726
Miscellaneous expenses	19,626
Trustees’ fees and expenses	18,984
Fund accounting and administration fees	17,039
Certifying financial officer fees (Note 6)	10,849
Transfer agent fees and expenses	10,657
Custody fees	7,890
Chief Compliance Officer fees	6,904
Shareholder reporting fees	2,921
Total fees and expenses	248,786
Expenses reimbursed by Investment adviser (Note 5)	(112,441)
Investment advisory fees waived (Note 5)	(49,930)
Net expenses	86,415
Net investment income	133,281
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	33,187
Net change in unrealized appreciation (depreciation) on investments	68,944
Net realized and unrealized gain	102,131
Net Increase in Net Assets from Operations	$235,412

*     Commencement of operations.

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Statements of Changes in Net Assets
For the Period April 17, 2026* through June 30, 2026 (Unaudited)
Net Increase in Net Assets from:
Operations:
Net investment income	$133,281
Net realized gain (loss) on investments	33,187
Net change in unrealized appreciation/depreciation on investments	68,944
Net increase in net assets resulting from operations	235,412

Capital Transactions:
Proceeds from shares sold:
Class I	31,365,468
Net increase in net assets from capital transactions	31,365,468
Net increase in net assets	31,600,880

Net Assets:
Beginning of period[1]	100,000
End of period	$31,700,880

Capital Share Transactions:
Beginning of Period	5,000
Shares sold:
Class I	1,565,702
End of period	1,570,702

*     Commencement of operations.

1   Skypoint Capital Advisors, LLC (the “Investment Adviser”) purchased 5,000 Class I shares for $20.00 per share on December 22, 2025.

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Statement of Cash Flows For the Period April 17, 2026* through June 30, 2026 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$235,412
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(38,810,798)
Sales of investments	10,216,667
Net accretion on investments	(4,090)
Net realized gain on investments	(33,187)
Net realized gain on paydowns	(1,135)
Net change in unrealized (appreciation)/depreciation	(68,944)
Change in short-term investments, net	(2,188,878)
(Increase)/Decrease in assets:
Investment securities sold	(6,694,692)
Dividends and interest	(87,966)
Due from adviser	(16,279)
Deferred offering costs	(353,082)
Prepaid expenses	(3,060)
Increase/(Decrease) in liabilities:
Investment securities purchased	5,919,585
Audit fees	45,703
Legal fees	19,726
Fund accounting and administration fees	13,899
Trustees’ fees and expenses	1,429
Transfer agency fees and expenses	2,518
Due to Investment Adviser	353,049
Other accrued expenses	19,654
Net cash used in operating activities	(31,434,469)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for Fund shares sold	31,365,468
Net cash provided by financing activities	31,365,468

Net decrease in cash	(69,001)

Cash
Cash, beginning of period[1]	100,000
Cash, end of period	$30,999

*     Commencement of operations

1          The Investment Adviser purchased 5,000 Class I shares for $20.00 per share on December 22, 2025.

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Financial Highlights Class I

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period April 17, 2026* through June 30, 2026 (Unaudited)
Net asset value, beginning of period	$20.00
Income from Investment Operations:
Net investment income[1]	0.14
Net realized and unrealized gain (loss) on investments[2]	0.04
Total income from investment operations	0.18
Net asset value, end of period	$20.18

Total return	0.90%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,701

Ratio of expenses to average net assets:
Before fees waived	6.48%[4]
After fees waived	2.25%[4]
Ratio of net investment income to average net assets:
Before fees waived	(0.76)%[4]
After fees waived	3.47%[4]

Portfolio turnover rate	40%[3]

*     Commencement of operations.

1          Based on average daily shares outstanding for the period.

2      Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3          Not annualized.

4          Annualized.

See accompanying Notes to Financial Statements.

Sound Point Alternative Income Fund Notes to Financial Statements June 30, 2026 (Unaudited)

1. Organization

Sound Point Alternative Income Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on May 21, 2024. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act. Skypoint Capital Advisors, LLC serves as the investment adviser (the “Investment Adviser”) of the Fund. Sound Point Capital Management, LP serves as the investment sub-adviser (the “Sub-Adviser”) of the Fund. The Fund’s investment objectives are to seek to generate current income and to provide attractive risk-adjusted returns across varying market cycles. The Fund’s Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

The Fund’s registration statement currently offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I (“Class I Shares”), Class Y (“Class Y Shares”), and Class A (“Class A Shares”). Only Class I Shares have been issued as of June 30, 2026.

The Fund’s Class I Shares are not subject to distribution and/or shareholder service fees. The Fund may in the future offer additional classes of Shares and/or another sales charge structure. Class Y Shares and Class A Shares of the Fund may be subject to other expenses including a front-end sales load, distribution and/or shareholder service fees and an early repurchase fee.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost of securities sold, and the related realized gains and losses are determined based on the specific identification method, generally using the highest cost basis, for financial reporting.

Adopted Accounting Standards

The Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures, which requires a public entity to make enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). The Fund’s President acts as the CODM. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The Fund represents a single operating segment, as the CODM monitors

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

2. Significant Accounting Policies (cont.)

the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets resulting from operations, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Cash and Cash Equivalents

Cash represents cash deposits held at financial institutions. Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

Share Valuation

The Fund calculates its NAV for each class of the Fund’s Shares following the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading, and at such other times as the Board may determine. Each Share is offered at the NAV next calculated after receipt of the purchase in good order. The price of the Shares increases or decreases on a daily basis according to the NAV of the Shares. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Federal Income Taxes

The Fund has elected to be treated and qualify as a regulated investment company (a “RIC”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, the Fund meets certain specified source-of-income and asset diversification requirements and distributes dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses each tax year to Shareholders, as applicable.

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the Securities and Exchange Commission

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

2. Significant Accounting Policies (cont.)

(“SEC”) the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $353,082 and $182,888, respectively. The unamortized portion of offering costs were $353,082, as included on the Statement of Assets and Liabilities, while $38,557 has been expensed as reflected in the Statement of Operations.

The Investment Adviser has agreed to advance the Fund’s organizational costs and offering costs already incurred and any additional costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred and are subject to recoupment by the Investment Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 5. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 5, are accounted for as a deferred charge until Fund Shares are offered to the public, which commenced on or around March 13, 2026, and will thereafter be amortized to expense over twelve months on a straight-line basis.

Commitments and Contingencies

The Fund’s investment portfolio may contain debt investments that are in the form of lines of credit and unfunded delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. The unfunded commitments’ fair value is included in the investments at fair value on the Statement of Assets and Liabilities. As of June 30, 2026, the Fund had the following unfunded commitments:

Investments	Unfunded Commitment
Beacon Behavioral Support Services, LLC, Revolving Credit Facility	$39,627
Beacon Behavioral Support Services, LLC, Delay Draw Loan	3,326
C3 AcquisitionCo, LLC (PowerX Edge Genelco), Delay Draw Loan	426,000
Engineering Resource Group Buyer, Delay Draw Loan	145,946
Engineering Resource Group Buyer, Revolving Credit Facility	108,108
I.D. Images Acquisition, LLC, Revolving Credit Facility	91,678
JS Global, LLC, Revolving Credit Facility	133,333
Machine Sciences Corp, Revolving Credit Facility	178,571
Medical Device Inc. (Arterex)(Project Neuron), Revolving Credit Facility	112,042
NWP Acquisition Holdings, LLC, Delay Draw Loan	201,149
NWP Acquisition Holdings, LLC, Revolving Credit Facility	114,943
OSR OPCO LLC (O’Hara’s Son Roofing), Revolving Credit Facility	165,385
Portage Point Partners LLC, Revolving Credit Facility	294,118
ResiXperts Holdco, LLC, Delay Draw Loan	93,680
ResiXperts Holdco, LLC, Revolving Credit Facility	82,375
Salute Mission Critical Holdings LLC, Delay Draw Loan	416,295
SeaHawk Buyer (Peak Utility Services), Delay Draw Loan	373,913
SeaHawk Buyer (Peak Utility Services), Revolving Credit Facility	79,130
Security Buyer, LLC, Delay Draw Loan	98,361
Security Buyer, LLC, Revolving Credit Facility	163,934
Talent Worldwide Inc., Revolving Credit Facility	83,333
Tender Products, Inc, Revolving Credit Facility	221,053
Total	$3,626,300

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

3. Fair Value of Investments

Fair Value — Definition

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Adviser as its valuation designee (“Valuation Designee”). The Valuation Procedures provide that the Fund will value its investments at fair value in accordance with Rule 2a-5 under the Investment Company Act and the provisions of the FASB ASC Topic 820 Fair Value Measurements and Disclosures of the Financial Accounting Standards Board’s Accounting Standards Codification, as amended (“ASC 820”), which defines fair value, establishes a framework for measuring fair value, and requires enhanced disclosures about fair value measurements. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a hierarchal disclosure framework which ranks the observability of inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instrument, the characteristic specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, will generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value. The three levels of the fair value hierarchy are as follows:

•        Level 1 — inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. The types of financial instruments included in Level 1 generally include unrestricted securities, including equities and derivatives, listed in active markets. The Investment Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•        Level 2 — inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. The type of financial instruments in this category generally includes less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the counter derivatives where the fair value is based on observable inputs.

•        Level 3 — inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments that are included in this category generally include investments in privately held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.

Debt securities, including CLO debt and equity, will be valued in accordance with the Valuation Procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Investment Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Valuation Designee will monitor periodically the reasonableness of valuations provided by any such pricing service. A pricing services pricing information is only one factor considered in the valuation of such investments, and the Valuation Designee does not rely on such advice in determining the fair value of the Fund’s investments in accordance with the Investment Company Act. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

3. Fair Value of Investments (cont.)

determined by the Valuation Designee to represent fair value. The valuation firm’s advice is only one factor considered in the valuation of such investments, and the Investment Adviser does not rely on such advice in determining the fair value of the Fund’s investments in accordance with the Investment Company Act.

The Valuation Procedures provide that, where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2026:

Assets	Level 1	Level 2	Level 3	Total
Investments, at fair value
Secured Loans	$—	$—	$28,701,488	$28,701,488
Short-Term Investments	2,188,877	—	—	2,188,877
Total Investments, at fair value	$2,188,877	—	$28,701,488	$30,890,365

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2026:

Secured Loans
Balance as of April 17, 2026	$—
Purchases	38,810,798
Sales/Paydowns	(10,216,667)
Realized gains (losses)	34,323
Accretion	4,090
Change in Unrealized appreciation (depreciation)	68,944
Balance as of June 30, 2026	$28,701,488

During the Reporting Period there were no transfers into or out of Level 3.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2026.

Investment	Fair Value	Valuation Technique	Unobservable Input	Low	High	Wtd. Avg
Debt	$11,437,045	Yield Analysis	Market Yield	8.67%	10.66%	9.39%
Debt	16,513,795	Transaction Price	N/A	8.45%	15.00%	10.15%
Debt	750,648	Market Quotes	NBIM	N/A	N/A	N/A
Total	$28,701,488

4. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act. As of June 30, 2026, there were no investors who owned more than 25% of the outstanding shares of the Fund.

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

5. Related Party Considerations

Investment Management Agreement

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser an Investment Management Fee of 1.30%, accrued daily and payable monthly in arrears based upon the Fund’s average daily Managed Assets. “Managed Assets” means the gross assets of the Fund (including assets purchased with leverage and any assets attributable to any Preferred Shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness. Compensation is paid to the Investment Adviser before giving effect to any repurchase of any Shares in the Fund effective as of that date. The Investment Adviser has contractually agreed to waive its Investment Management Fee for a period of 12 months following the Fund’s commencement of operations. The Investment Management Fees waived pursuant to this contract are not otherwise subject to recapture by the Investment Adviser.

The Investment Adviser pays the Sub-Adviser a quarterly sub-advisory fee equal to 60% of the Net Management Fee received by the Investment Adviser. The “Net Management Fee” means the gross management fee (as defined by the Investment Management Agreement) paid by the Fund to the Investment Adviser for the period being measured, minus the amount of any fee waiver or expense reimbursement paid by or due from the Investment Adviser to the Fund or any service provider to the Fund (including without limitation shareholder service fees and platform fees and expenses paid by the Fund or the Investment Adviser) under an expense limitation agreement, expense cap arrangement, or other similar agreement. The Sub-Adviser oversees the portfolio to ensure consistency between the Fund’s investment objectives and target allocations. Under the terms of the Sub-advisory Agreement, the Sub-Adviser is responsible for managing the investment and reinvestment of the assets of the Fund, subject to the supervision and control of the Board and the Investment Adviser.

Expense Limitation and Reimbursement Agreement

The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund in respect of each of Class I Shares, Class Y Shares, and Class A Shares, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any front-end or contingent deferred loads, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees under the Fund’s Distribution and Shareholder Service Plan, taxes, leverage interest, brokerage commissions, fees and other expenses associated with financing facilities, borrowing expenses such as dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets (the “Expense Limit”) of Class I Shares, Class Y Shares, and Class A Shares, respectively. The Expense Limitation and Reimbursement may not be terminated before March 23, 2027 by the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Investment Adviser. As of June 30, 2026, the Adviser may seek repayment of investment management fees and expense reimbursements no later than the dates below:

December 22, 2028	$182,888
December 31, 2029	112,441
Total	$295,329

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

6. Other Agreements

Distribution and Shareholder Service Plan

The Fund has adopted a distribution and shareholder service plan (“Distribution and Shareholder Service Plan”) for Class Y Shares and Class A Shares. Under the Distribution and Shareholder Service Plan, the Fund will be permitted to pay as compensation up to 0.25% and 0.75%, respectively, on an annualized basis of the net assets of the Fund attributable to Class Y Shares or Class A Shares, respectively, (the “Distribution and/or Servicing Fee”) to qualified recipients under the Distribution and Shareholder Service Plan. The Distribution and/or Service Fee for Class Y Shares consists solely of a fee of 0.25%, designated for regulatory purposes as a “service fee,” for the provision of personal investor services as defined under applicable rules. The Distribution and/or Service Fee for Class A Shares consists of a service fee of 0.25% and a fee of 0.50%, designated for regulatory purposes as a “distribution fee,” in each case on an annualized basis of the net assets of the Fund. The Fund may pay all or a portion of these fees to the Distributor, any registered securities dealer, financial institution, or any other person who provides certain distribution and/or shareholder services, pursuant to a written agreement. Class I Shares are not subject to the Distribution and/or Servicing Fee.

The Fund has entered into a distribution agreement with Distribution Services, LLC (dba ACA Group) (the “Distributor”) to act as the distributor for the sale of Shares.

Fund Administration Agreement

UMB Fund Services, Inc. (the “Administrator”) serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

Custodian Agreement

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets.

Fund Officer Services Agreement

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. In consideration for these services, the Fund pays PINE an annual fee, paid monthly. The Fund also reimburses PINE for certain out-of-pocket expenses.

Employees of JOOT (“JOOT”) serve as officers of the Fund. In consideration for these services, the Fund pays JOOT an annual fee, paid monthly. The Fund also reimburses JOOT for certain out-of-pocket expenses.

7. Federal Income Taxes

Fund Income Tax

At June 30, 2026, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of portfolio investments	$30,821,421
Gross unrealized appreciation	92,516
Gross unrealized depreciation	(23,572)
Net unrealized appreciation on portfolio investments	$68,944

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

8. Investment Transactions

For the period ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $38,810,798 and $10,216,667 respectively, net of unfunded commitments.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Principal Risks

No Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially. It is designed for long-term investing and not as a vehicle for trading.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investment could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Daily Valuation Risk

The Shares are offered daily, with a daily calculation of the NAV per Share. While the Valuation Designee aims to assess significant information about the Fund’s holdings on a daily basis, there may be instances where it is unable to acquire or evaluate such information properly. Consequently, the Valuation Designee fair value assessments could lead to significant disparities between the Fund’s NAV on a valuation day and what it would have been had all information been fully incorporated. This may result in investors receiving either more or fewer Shares upon purchase, and more or fewer cash proceeds upon tendering their Shares, than they would have otherwise expected.

Credit Risk

One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

11. Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Sound Point Alternative Income Fund Notes to Financial Statements — (Continued) June 30, 2026 (Unaudited)

11. Subsequent Events (cont.)

On August 5, 2026, the Company entered into (a) that certain Senior Secured Credit Agreement by and among the Company, PNC Bank, National Association, as administrative agent (“PNC”) and the lenders from time to time party thereto (the “Credit Agreement”) and (b) the other Loan Documents (as defined in the Credit Agreement and, together with the Credit Agreement, the “PNC Senior Secured Credit Facility”). Under the PNC Senior Secured Credit Facility, PNC has agreed to make available to the Company, a credit facility secured by a first-priority interest in the assets of the Company of up to $20 million. Under the PNC Senior Secured Credit Facility, the Company may borrow Term SOFR loans at 150 basis points (1.50%) per annum and Alternate Base Rate loans at 50 basis points (0.50%) per annum. The PNC Senior Secured Credit Facility is set to mature on August 3, 2029.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Sound Point Alternative Income Fund Other Information June 30, 2026 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Consideration of Investment Management Agreement between the Adviser and the Fund

Board approval of the Investment Management Agreement was made in accordance with, and on the basis of an evaluation satisfactory to the Board of Trustees (the “Board”), as required by Section 15(c) of the Investment Company Act and the applicable rules and regulations thereunder, including consideration of, among other factors, (i) the nature, quality and extent of the services provided by the Adviser under the Investment Management Agreement; (ii) the investment performance of Sound Point Alternative Income Fund (the “Fund”) and Skypoint Capital Advisors, LLC (“Skypoint” or the “Adviser”); (iii) the costs of the services to be provided; (iv) whether the Adviser is receiving any “fall-out” benefits as a result of its relationship with the Fund; and (v) the extent to which the Adviser is likely to receive economies of scale.

The Investment Management Agreement of the Fund has an initial term of two years from the date of its execution.

In considering approving the Investment Management Agreement, the Board reviewed and evaluated the written information that the Adviser had presented for the Board’s review, as well as Skypoint’s presentation during the Meeting. Before making its decision as to the Investment Management Agreement between the Fund and Skypoint, the Board had the opportunity to meet with their independent legal counsel and to ask questions of Skypoint and request further information, and took into account its knowledge of Skypoint gained through its meetings and discussions.

The materials received and reviewed by the Board included, but were not limited to, information provided by Skypoint regarding the management fee and other expense components for the Fund and information regarding the investment strategies and risks of the Fund and the personnel and other resources to be devoted by Skypoint to managing the Fund.

Based on its review of all of the information, the Board determined that the Investment Management Agreement was consistent with the best interests of the Fund and its shareholders and enabled the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered, among other factors, the following:

Nature, Extent, and Quality of the Services to be Provided

The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Skypoint and the nature and extent of the Adviser’s supervision of third-party service providers.

Investment Performance

Because the Fund had not yet begun operations, the Board did not have any investment performance to review. The Board, however, took into account the long-term returns for asset classes managed by Skypoint in which the Fund would be investing, along with the performance and reputation generally of the Adviser.

Sound Point Alternative Income Fund Other Information — (Continued) June 30, 2026 (Unaudited)

Costs of the Services to be Provided

The Board considered the expenses of the Fund, including the management fee. It also took into account that the Adviser had agreed to limit certain operating expenses of the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Investment Management Agreement, that the management fee to be paid by the Fund to Skypoint were reasonable in light of all of the factors it considered, including the nature, quality and extent of services to be provided by Skypoint.

“Fall Out” Benefits

Because the Fund had not yet begun operations, the Board was not able to consider the level of Skypoint’s profits in managing the Fund. The Board, however, took into account the estimated net profits to the Adviser under the Investment Management Agreement with the Fund. The Board recognized that overall profitability was a factor in enabling Skypoint to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Investment Management Agreement, that the overall anticipated profitability of Skypoint was not excessive.

Economies of Scale

The Board considered whether there might be economies of scale in managing the Fund and whether the Fund’s shareholders might benefit from such economies of scale. Although the management fee did not contain breakpoints as the Fund’s assets increased, the Board concluded that Skypoint’s undertaking to enter into an expense limitation agreement with the Fund adequately addressed any economies of scale in managing the Fund which ultimately might benefit the Fund’s shareholders.

Conclusion

After considering all of the relevant factors described above, the Board unanimously found that the approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the Investment Management Agreement. In considering whether to approve the Investment Management Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered by the Board in evaluating the Investment Management Agreement with Skypoint.

Consideration of Sub-Advisory Agreement between the Adviser and the Sub-Adviser

Board approval of the Sub-Advisory Agreement was made in accordance with, and on the basis of an evaluation satisfactory to the Board, as required by Section 15(c) of the Investment Company Act and the applicable rules and regulations thereunder, including consideration of, among other factors, (i) the nature, quality and extent of the services provided by Sound Point Capital Management, LP (“Sound Point” or the “Sub-Adviser”) under the Sub-Advisory Agreement; (ii) the investment performance of the Fund and the Sub-Adviser; (iii) the costs of the services to be provided; (iv) whether the Sub-Adviser is receiving any “fall-out” benefits as a result of its relationship with the Fund; and (v) the extent to which the Sub-Adviser is likely to receive economies of scale.

The Sub-Advisory Agreement of the Fund has an initial term of two years from the date of its execution.

In considering approving the Sub-Advisory Agreement, the Board of Trustees of the Fund reviewed and evaluated the written information that Sound Point had presented for the Board’s review, as well as Sound Point’s presentation during the Meeting. Before making its decision as to the Sub-Advisory Agreement between the Fund and Sound Point, the Board had the opportunity to meet with their independent legal counsel and to ask questions of Sound Point and request further information, and took into account its knowledge of Sound Point gained through its meetings and discussions.

Sound Point Alternative Income Fund Other Information — (Continued) June 30, 2026 (Unaudited)

The materials received and reviewed by the Board included, but were not limited to, information provided by Sound Point regarding the management fee and other expense components for the Fund and information regarding the investment strategies and risks of the Fund and the personnel and other resources to be devoted by Sound Point to managing the Fund.

Based on its review of all of the information, the Board determined that the Sub-Advisory Agreement was consistent with the best interests of the Fund and its shareholders and enabled the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered, among other factors, the following:

Nature, Extent, and Quality of the Services to be Provided

The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Sound Point and the nature and extent of the Sub-Adviser’s supervision of third-party service providers.

Investment Performance

Because the Fund had not yet begun operations, the Board did not have any investment performance to review. The Board, however, took into account the long-term returns for asset classes managed by Sound Point in which the Fund would be investing, along with the performance and reputation generally of the Sub-Adviser.

Costs of the Services to be Provided

The Board discussed that the Sub-Adviser received a portion of the overall management fee from the Adviser rather than from the Fund. The Board reviewed that the sub-advisory fee was 60% of the net management fee.

“Fall Out” Benefits

Because the Fund had not yet begun operations, the Board was not able to consider the level of Sound Point’s profits in managing the Fund. The Board, however, took into account the estimated net profits to the Sub-Adviser under the Sub-Advisory Agreement with the Fund. The Board recognized that overall profitability was a factor in enabling Sound Point to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Sub-Advisory Agreement, that the overall anticipated profitability of Sound Point was not excessive.

Economies of Scale

The Board considered whether there might be economies of scale in managing the Fund and whether the Fund’s shareholders might benefit from such economies of scale. Although the management fee did not contain breakpoints as the Fund’s assets increased, the Board concluded that Sound Point’s undertaking to enter into an expense limitation agreement with the Fund adequately addressed any economies of scale in managing the Fund which ultimately might benefit the Fund’s shareholders.

Conclusion

After considering all of the relevant factors described above, the Board unanimously found that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the Sub-Advisory Agreement. In considering whether to approve the Sub-Advisory Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered by the Board in evaluating the Sub-Advisory Agreement with Sound Point.

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you Open an account Provide account information Give us your contact information

Make a wire transfer Tell us where to send the money We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes — information about your creditworthiness

Affiliates from using your information to market to you Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)       Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.       Investments.

(a)       See the Semi-Annual Report to Shareholders under Item 1 of this Form.

(b)       Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included in Item 1(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)       Not applicable to semi-annual reports.

(b)       There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recent report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)       The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Not applicable.
(a)(3)

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Sound Point Alternative Income Fund
By (Signature and Title)*	/s/ Brian Smith
Brian Smith, Chief Executive Officer
(Principal Executive Officer)
Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, Chief Executive Officer
(Principal Executive Officer)
Date	September 3, 2026
By (Signature and Title)*	/s/ Madeline Arment
Madeline Arment, Treasurer
(Principal Financial Officer)
Date	September 3, 2026